Income Per Share (Schedule Of Basic And Diluted Weighted Average Common Shares Outstanding) (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Basic weighted average common shares outstanding (shares)	141	142	144
Stock options and restricted shares (shares)	0	0	0
Diluted weighted average common shares outstanding (shares)	141	142	144